Parent company only condensed financial information - Condensed Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents	$ 3,692	¥ 26,951	$ 5,550	¥ 40,508	¥ 249,728		¥ 217,901
Prepayments and other current assets	221	1,609		4,605
TOTAL ASSETS	14,172	103,440		113,197
LIABILITIES
Accrued expenses and other liabilities	22,449	163,861		165,072
TOTAL LIABILITIES	68,303	498,559		493,076
Commitments and contingencies
SHAREHOLDERS' DEFICIT
Additional paid-in capital	278,996	2,036,473		2,036,473
Accumulated other comprehensive income	10,021	73,143		73,607
Accumulated deficit	(346,372)	(2,528,273)		(2,512,537)
Total shareholders' deficit	(56,015)	(408,873)		(392,955)
TOTAL LIABILITIES AND DEFICIT	14,172	103,440		113,197
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares	$ 62	¥ 454		¥ 454
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Ordinary shares outstanding (in shares)	503,747,680	503,747,680	503,747,680	503,747,680
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares	$ 6	¥ 42		¥ 42
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	50,939,520	50,939,520
Parent Company | Reportable legal entity
ASSETS
Cash and cash equivalents	$ 5	¥ 34	$ 28	¥ 206	¥ 1,329	¥ 1,255
Prepayments and other current assets	2	12		48
Amounts due from VIEs and subsidiaries of the Company	180,747	1,319,324		1,282,168
TOTAL ASSETS	180,754	1,319,370		1,282,422
LIABILITIES
Amounts due to subsidiaries of the Company	$ 63,707	¥ 465,016		¥ 451,097
Other Liability, Related Party, Type [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember	srt:SubsidiariesMember	srt:SubsidiariesMember
Accrued expenses and other liabilities	$ 846	¥ 6,172		¥ 3,973
Investment deficit in VIEs and subsidiaries of the Company	172,216	1,257,055		1,220,307
TOTAL LIABILITIES	236,769	1,728,243		1,675,377
Commitments and contingencies
SHAREHOLDERS' DEFICIT
Additional paid-in capital	278,996	2,036,473		2,036,473
Accumulated other comprehensive income	10,021	73,143		73,607
Accumulated deficit	(345,100)	(2,518,985)		(2,503,531)
Total shareholders' deficit	(56,015)	(408,873)		(392,955)
TOTAL LIABILITIES AND DEFICIT	180,754	1,319,370		1,282,422
Parent Company | Reportable legal entity | Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares	$ 62	¥ 454		¥ 454
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Ordinary shares outstanding (in shares)	503,747,680	503,747,680	503,747,680	503,747,680
Parent Company | Reportable legal entity | Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares	$ 6	¥ 42		¥ 42
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	50,939,520	50,939,520